CONTRIBUTED EQUITY (Details Narrative) - AUD ($)	Nov. 03, 2021	Jul. 19, 2021
Employee Share Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	7,875,000
EasyDNA [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		209,363,400
Shares issued for acquisition, value		$ 1,574,136
Percentage of ownership interests acquired		100.00%